Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Short-term Debt [Text Block]
Note 11: Short-Term Borrowings

Short-term borrowings consist of overnight unsecured master notes, overnight securities sold under agreement to repurchase and FHLB advances with a final remaining maturity of less than one year. Information relating to short-term borrowings at December 31, 2014 and December 31, 2013 is presented below:

	December 31,
	2014		2013
(dollars in thousands)	Amount	Rate	Amount	Rate

At period end	$48,628	0.23%	$45,658	0.28%
Average for the year	$39,326	0.27%	$28,459	0.40%
Maximum month-end balance	$51,956		$45,658

The Company pledges U.S. Government Agency securities, based upon their fair value, as collateral for 100% of the principal and accrued interest of its repurchase agreements. At December 31, 2014 and 2013 there were $23.8 million and $20.7 million, respectively, in borrowings under these agreements.

If the Company should need to supplement its liquidity, it could borrow, subject to collateral requirements, up to approximately $79.1 million on a line of credit arrangement with the Federal Home Loan Bank of Atlanta (“FHLB”). At December 31, 2014 and 2013 there were $43.0 million and $40.0 million, respectively, in advances outstanding under this arrangement. Total loans pledged as collateral towards short and long term borrowing was $135.9 million at December 31, 2014.